FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 5,230	$ 2,141
Interest-bearing liabilities	3,285	1,572
Finance lease liabilities	17	16
Decommissioning liabilities, other provisions and post-employment benefits	285	279
Lease liabilities	17	16
Loans and notes payable	106	21
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	4,677	2,007
Interest-bearing liabilities	825	411
Finance lease liabilities	11	8
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	280	132
Interest-bearing liabilities	801	647
Finance lease liabilities	4	6
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	155	1
Interest-bearing liabilities	1,075	510
Finance lease liabilities	2	2
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	118	1
Interest-bearing liabilities	584	4
Finance lease liabilities	$ 0	$ 0